CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash	$ 228,861,009	$ 246,600,917	$ 119,477,298	$ 79,607,369
Total assets	673,369,602	601,076,208
Current Liabilities
Accrued liabilities and other payables	5,818,060	15,276,016
Total liabilities	343,302,282	302,648,372
Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid-in capital	4,978,698	6,930,944
Treasury stock	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated comprehensive income	21,808,521	18,452,560	7,414,409
Total stockholders' equity	330,067,320	298,427,836	167,812,002	87,042,857
Total liabilities and stockholders' equity	673,369,602	601,076,208
Parent Company [Member]
Assets
Cash	7,645,949	11,621,907	5,552,387	5,881,689
Investments in subsidiaries	322,526,371	286,912,377
Total assets	330,172,320	298,534,284
Current Liabilities
Accrued liabilities and other payables	105,000	106,448
Total liabilities	105,000	106,448
Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid-in capital	4,978,698	6,930,944
Treasury stock	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated comprehensive income	21,808,521	18,452,560
Total stockholders' equity	330,067,320	298,427,836
Total liabilities and stockholders' equity	$ 330,172,320	$ 298,534,284